Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business: References herein to HollyFrontier Corporation (“HollyFrontier”) include HollyFrontier and its consolidated subsidiaries. In accordance with the Securities and Exchange Commission’s (“SEC”) “Plain English” guidelines, this Annual Report on Form 10-K has been written in the first person. In these financial statements, the words “we,” “our,” “ours” and “us” refer only to HollyFrontier and its consolidated subsidiaries or to HollyFrontier or an individual subsidiary and not to any other person, with certain exceptions. Generally, the words “we,” “our,” “ours” and “us” include Holly Energy Partners, L.P. (“HEP”) and its subsidiaries as consolidated subsidiaries of HollyFrontier, unless when used in disclosures of transactions or obligations between HEP and HollyFrontier or its other subsidiaries. These financial statements contain certain disclosures of agreements that are specific to HEP and its consolidated subsidiaries and do not necessarily represent obligations of HollyFrontier. When used in descriptions of agreements and transactions, “HEP” refers to HEP and its consolidated subsidiaries.

We are an independent petroleum refiner and marketer that produces high-value light products such as gasoline, diesel fuel, jet fuel, specialty lubricant products and specialty and modified asphalt. As of December 31, 2021, we owned and operated petroleum refineries located in Kansas, Oklahoma, New Mexico, Utah and Washington, and we market our refined products principally in the Southwest United States, the Rocky Mountains extending into the Pacific Northwest and in other neighboring Plains states. In addition, we produce base oils and other specialized lubricants in the United States, Canada and the Netherlands, with retail and wholesale marketing of our products through a global sales network with locations in Canada, the United States, Europe, China and Latin America. Through our subsidiaries, we are constructing renewable diesel units at two of our facilities in Wyoming and New Mexico that will process renewable feedstocks into renewable diesel and a pre-treatment unit at our facility in New Mexico that will process renewable feedstocks for the units. We also own a 57% limited partner interest and a non-economic general partner interest in HEP, a variable interest entity (“VIE”). HEP owns and operates logistic assets consisting of petroleum product and crude oil pipelines, terminals, tankage, loading rack facilities and refinery processing units that principally support our refining and marketing operations in the Mid-Continent, Southwest and Rocky Mountains geographic regions of the United States.

On August 2, 2021, HollyFrontier, Hippo Parent Corporation, a wholly owned subsidiary of HollyFrontier (“New Parent”), Hippo Merger Sub, Inc., a wholly owned subsidiary of New Parent, The Sinclair Companies (“Sinclair”), and Hippo Holding LLC, a wholly owned subsidiary of Sinclair (the “Target Company”), entered into a business combination agreement, pursuant to which HollyFrontier will acquire the Target Company.

On May 4, 2021, HollyFrontier Puget Sound Refining LLC, a wholly owned subsidiary of HollyFrontier Corporation, entered into a sale and purchase agreement with Equilon Enterprises LLC d/b/a Shell Oil Products US (“Shell”) to acquire Shell’s Puget Sound refinery and related assets, including the on-site cogeneration facility and related logistics assets (the “Puget Sound Refinery”). The acquisition closed on November 1, 2021.

On November 12, 2018, we entered into an equity purchase agreement to acquire 100% of the issued and outstanding capital stock of Sonneborn US Holdings Inc. and 100% of the membership rights in Sonneborn Coöperatief U.A. (collectively, “Sonneborn”). The acquisition closed on February 1, 2019.

See Note 2 for additional information on these acquisitions.

On April 27, 2021, our wholly owned subsidiary, 7037619 Canada Inc., entered into a contract for sale of real property in Mississauga, Ontario for base consideration of $98.8 million, or CAD 125 million. The transaction closed on September 15, 2021, and we recorded a gain on sale of assets totaling $86.0 million for the year ended December 31, 2021, which was recognized in “Gain on sale of assets and other” on our consolidated statements of operations.

During the first quarter of 2021, we initiated a restructuring within our Lubricants and Specialty Products segment. As a result of this restructuring, we recorded $7.8 million in employee severance costs for the year ended December 31, 2021, which were recognized primarily as selling, general and administrative expenses in our Lubricants and Specialty Products segment.
In the third quarter of 2020, we permanently ceased petroleum refining operations at our Cheyenne, Wyoming refinery (the “Cheyenne Refinery”) and subsequently began converting certain assets at our Cheyenne Refinery to renewable diesel production. In connection with the cessation of petroleum refining operations at our Cheyenne Refinery, we recognized $25.8 million in decommissioning expense and $1.0 million in employee severance costs for the year ended December 31, 2021, which were recognized in operating expenses in our Corporate and Other segment.

During the second quarter of 2020, we recorded long-lived asset impairment charges of $232.2 million related to our Cheyenne Refinery asset group. Also, we recognized $24.7 million in decommissioning expense and $3.8 million in employee severance costs for the year ended December 31, 2020. Additionally, we recorded a reserve of $9.0 million against our repair and maintenance supplies inventory. These decommissioning, inventory reserve and severance costs were recognized in operating expenses, of which $24.8 million was recorded in our Refining segment and $12.7 million was recorded in our Corporate and Other segment.

During the second quarter of 2020, we also initiated and completed a corporate restructuring. As a result of this restructuring, we recorded $3.7 million in employee severance costs, which were recognized primarily as operating expenses in our Refining segment and selling, general and administrative expenses in our Corporate and Other segment.

Principles of Consolidation	Principles of Consolidation: Our consolidated financial statements include our accounts and the accounts of partnerships and joint ventures that we control through an ownership interest greater than 50% or through a controlling financial interest with respect to variable interest entities. All significant intercompany transactions and balances have been eliminated.
Variable Interest Entity
Variable Interest Entities: HEP is a VIE as defined under U.S. generally accepted accounting principles (“GAAP”). A VIE is a legal entity whose equity owners do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the equity holders lack the power, through voting rights, to direct the activities that most significantly impact the entity's financial performance, the obligation to absorb the entity's expected losses or rights to expected residual returns. As the general partner of HEP, we have the sole ability to direct the activities of HEP that most significantly impact HEP's financial performance, and therefore as HEP's primary beneficiary, we consolidate HEP.

In 2019, HEP Cushing LLC, a wholly-owned subsidiary of HEP, and Plains Marketing, L.P., a wholly-owned subsidiary of Plains All American Pipeline, L.P. (“Plains”), formed a 50/50 joint venture, Cushing Connect Pipeline & Terminal LLC. Cushing Connect Pipeline & Terminal LLC and its two subsidiaries, Cushing Connect Pipeline and Cushing Connect Terminal, are each VIE’s because they do not have sufficient equity at risk to finance their activities without additional financial support. HEP is the primary beneficiary of two of these entities as HEP constructed and operates the Cushing Connect Pipeline, and HEP has more ability to direct the activities that most significantly impact the financial performance of Cushing Connect Pipeline & Terminal LLC and Cushing Connect Pipeline. Therefore, HEP consolidates these two entities. HEP is not the primary beneficiary of Cushing Connect Terminal, which HEP accounts for using the equity method of accounting.

Use of Estimates	Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Cash Equivalents	Cash Equivalents: We consider all highly liquid instruments with a maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value and are primarily invested in highly-rated instruments issued by government or municipal entities with strong credit standings.
Balance Sheet Offsetting	Balance Sheet Offsetting: We purchase and sell inventories of crude oil with certain same-parties that are net settled in accordance with contractual net settlement provisions. Our policy is to present such balances on a net basis since it presents our accounts receivables and payables consistent with our contractual settlement provisions.
Accounts Receivable
Accounts Receivable: Our accounts receivable consist of amounts due from customers that are primarily companies in the petroleum industry. Credit is extended based on our evaluation of the customer's financial condition, and in certain circumstances collateral, such as letters of credit or guarantees, is required. We reserve for expected credit losses based on our historical loss experience as well as expected credit losses from current economic conditions and management’s expectations of future economic conditions. Credit losses are charged to the allowance for expected credit losses when an account is deemed uncollectible. Our allowance for expected credit losses was $3.7 million at December 31, 2021 and $3.4 million at December 31, 2020.

Accounts receivable attributable to crude oil resales generally represent the sale of excess crude oil to other purchasers and / or users in cases when our crude oil supplies are in excess of our immediate needs as well as certain reciprocal buy / sell exchanges of crude oil. At times we enter into such buy / sell exchanges to facilitate the delivery of quantities to certain locations. In many cases, we enter into net settlement agreements relating to the buy / sell arrangements, which may mitigate credit risk.

Inventories
Inventories: Inventories related to our refining operations are stated at the lower of cost, using the last-in, first-out (“LIFO”) method for crude oil and unfinished and finished refined products, or market. Inventories related to our renewable business are stated at the lower of cost, using the LIFO method for feedstock and unfinished and finished renewable products, or market. Cost, consisting of raw material, transportation and conversion costs, is determined using the LIFO inventory valuation methodology and market is determined using current replacement costs. Under the LIFO method, the most recently incurred costs are charged to cost of sales and inventories are valued at the earliest acquisition costs. In periods of rapidly declining prices, LIFO inventories may have to be written down to market value due to the higher costs assigned to LIFO layers in prior periods. In addition, the use of the LIFO inventory method may result in increases or decreases to cost of sales in years that inventory volumes decline as the result of charging cost of sales with LIFO inventory costs generated in prior periods. An actual valuation of inventory under the LIFO method is made at the end of each year based on the inventory levels at that time. Accordingly, interim LIFO calculations are based on management’s estimates of expected year-end inventory levels and are subject to the final year-end LIFO inventory valuation.

Inventories of our Petro-Canada Lubricants and Sonneborn businesses are stated at the lower of cost, using the first-in, first-out (“FIFO”) method, or net realizable value.

Inventories consisting of process chemicals, materials and maintenance supplies and renewable identification numbers (“RINs”) are stated at the lower of weighted-average cost or net realizable value.

Leases: At inception, we determine if an arrangement is or contains a lease. Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our payment obligation under the leasing arrangement. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our estimated incremental borrowing rate (“IBR”) to determine the present value of lease payments as most of our leases do not contain an implicit rate. Our IBR represents the interest rate which we would pay to borrow, on a collateralized basis, an amount equal to the lease payments over a similar term in a similar economic environment. We use the implicit rate when readily determinable.

Operating leases are recorded in “Operating lease right-of-use assets” and current and noncurrent “Operating lease liabilities” on our consolidated balance sheet. Finance leases are included in “Properties, plants and equipment, at cost” and “Accrued liabilities” and “Other long-term liabilities” on our consolidated balance sheet.

Our lease term includes an option to extend the lease when it is reasonably certain that we will exercise that option. Leases with a term of 12 months or less are not recorded on our balance sheet. For certain equipment leases, we apply a portfolio approach for the operating lease ROU assets and liabilities. Also, as a lessee, we separate non-lease components that are identifiable and exclude them from the determination of net present value of lease payment obligations. In addition, HEP, as a lessor, does not separate the non-lease (service) component in contracts in which the lease component is the dominant component. HEP treats these combined components as an operating lease.

Derivative Instruments	Derivative Instruments: All derivative instruments are recognized as either assets or liabilities on our consolidated balance sheets and are measured at fair value. Changes in the derivative instrument's fair value are recognized in earnings unless specific hedge accounting criteria are met. Cash flows from all our derivative activity are reported in the operating section on our consolidated statement of cash flows. See Note 14 for additional information.
Property, Plant and Equipment	Properties, Plants and Equipment: Properties, plants and equipment are stated at cost. Depreciation is provided by the straight-line method over the estimated useful lives of the assets, primarily 15 to 32 years for refining, pipeline and terminal facilities, 10 to 40 years for buildings and improvements, 5 to 30 years for other fixed assets and 5 years for vehicles.
Asset Retirement Obligations
Asset Retirement Obligations: We record legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and / or the normal operation of long-lived assets. The fair value of the estimated cost to retire a tangible long-lived asset is recorded as a liability with the associated retirement costs capitalized as part of the asset's carrying amount in the period in which it is incurred and when a reasonable estimate of the fair value of the liability can be made. If a reasonable estimate cannot be made at the time the liability is incurred, we record the liability when sufficient information is available to estimate the liability's fair value. Certain of our refining assets have no recorded liability for asset retirement obligations since the timing of any retirement and related costs are currently indeterminable.

Our asset retirement obligations were $52.5 million and $42.6 million at December 31, 2021 and 2020, respectively, which are included in “Other long-term liabilities” on our consolidated balance sheets. Accretion expense was insignificant for the years ended December 31, 2021, 2020 and 2019. Asset retirement obligations assumed in the Puget Sound Acquisition, as defined in Note 2, were $8.5 million.

Intangibles, Goodwill and Long-lived Assets
Intangibles, Goodwill and Long-lived Assets: Intangible assets are assets (other than financial assets) that lack physical substance, and goodwill represents the excess of the cost of an acquired entity over the fair value of the assets acquired and liabilities assumed. Goodwill acquired in a business combination and intangibles with indefinite useful lives are not amortized, whereas intangible assets with finite useful lives are amortized on a straight-line basis. Goodwill and intangible assets that are not subject to amortization are tested for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Our goodwill impairment testing first entails either a quantitative assessment or an optional qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If we determine that based on the qualitative factors that it is more likely than not that the carrying amount of the reporting unit is greater than its fair value, a quantitative test is performed in which we estimate the fair value of the related reporting unit. If the carrying amount of a reporting unit exceeds its fair value, the goodwill of that reporting unit is impaired, and we measure goodwill impairment as the excess of the carrying amount of the reporting unit over the related fair value. The carrying amount of our intangible assets and goodwill may fluctuate from period to period due to the effects of foreign currency translation adjustments on goodwill and intangible assets assigned to our Lubricants and Specialty Products segment.

For purposes of long-lived asset impairment evaluation, we group our long-lived assets as follows: (i) our refinery asset groups, which include certain HEP logistics assets, (ii) our Lubricants and Specialty Products asset groups and (iii) our HEP asset groups, which comprises HEP assets not included in our refinery asset groups. These asset groups represent the lowest level for which independent cash flows can be identified. Our long-lived assets are evaluated for impairment by identifying whether indicators of impairment exist and if so, assessing whether the long-lived assets are recoverable from estimated future undiscounted cash flows. The actual amount of impairment loss measured, if any, is equal to the amount by which the asset group’s carrying value exceeds its fair value.
See Note 11 for additional information regarding our goodwill and long-lived assets including impairment charges recorded during the years ended December 31, 2020 and 2019.
Equity Method Investments	Equity Method Investments: We account for investments in which we have a noncontrolling interest, yet have significant influence over the entity, using the equity method of accounting, whereby we record our pro-rata share of earnings and contributions to and distributions from joint ventures as adjustments to our investment balance. HEP has a 50% interest in Osage Pipe Line Company, LLC and a 50% interest in Cheyenne Pipeline, LLC. HEP also accounts for Cushing Connect Terminal, a subsidiary of the Cushing Connect Pipeline & Terminal LLC joint venture, using the equity method of accounting, as HEP does not have the ability to direct the activities that most significantly impact the entity. As of December 31, 2021, HEP's underlying equity and recorded investment balances in the joint ventures are $90.8 million and $116.4 million respectively. The differences are being amortized as adjustments to HEP's pro-rata share of earnings in the joint ventures.
Revenue Recognition
Revenue Recognition: Revenues on refined product and excess crude oil sales are recognized when delivered (via pipeline, in-tank or rack) and the customer obtains control of such inventory, which is typically when title passes and the customer is billed. All revenues are reported inclusive of shipping and handling costs billed and exclusive of any taxes billed to customers. Shipping and handling costs incurred are reported as cost of products sold.

Our lubricants and specialty products business has sales agreements with marketers and distributors that provide certain rights of return or provisions for the repurchase of products previously sold to them. Under these agreements, revenues and cost of revenues are deferred until the products have been sold to end customers. Our lubricants and specialty products business also has agreements that create an obligation to deliver products at a future date for which consideration has already been received and recorded as deferred revenue. This revenue is recognized when the products are delivered to the customer.

HEP recognizes revenues as products are shipped through its pipelines and terminals and as other services are rendered. Additionally, HEP has certain throughput agreements that specify minimum volume requirements, whereby HEP bills a customer for a minimum level of shipments in the event a customer ships below their contractual requirements. If there are no future performance obligations, HEP recognizes these deficiency payments as revenue. In certain of these throughput agreements, a customer may later utilize such shortfall billings as credit towards future volume shipments in excess of its minimum levels within its respective contractual shortfall make-up period. Such amounts represent an obligation to perform future services, which may be initially deferred and later recognized as revenue based on estimated future shipping levels, including the likelihood of a customer’s ability to utilize such amounts prior to the end of the contractual shortfall make-up period. HEP recognizes the service portion of these deficiency payments as revenue when HEP does not expect it will be required to satisfy these performance obligations in the future based on the pattern of rights exercised by the customer. Payment terms under our contracts with customers are consistent with industry norms and are typically payable within 30 days of the date of invoice.

Cost Classifications	Cost Classifications: Costs of products sold include the cost of crude oil, other feedstocks, blendstocks and purchased finished products, inclusive of transportation costs. We purchase crude oil that at times exceeds the supply needs of our refineries. Quantities in excess of our needs are sold at market prices to purchasers of crude oil that are recorded on a gross basis with the sales price recorded as revenues and the corresponding acquisition cost as cost of products sold. Additionally, we enter into buy / sell exchanges of crude oil with certain parties to facilitate the delivery of quantities to certain locations that are netted at cost. Operating expenses include direct costs of labor, maintenance materials and services, utilities and other direct operating costs. Selling, general and administrative expenses include compensation, professional services and other support costs.
Deferred Maintenance Costs	Deferred Maintenance Costs: Our refinery units require regular major maintenance and repairs which are commonly referred to as “turnarounds.” Catalysts used in certain refinery processes also require regular “change-outs.” The required frequency of the maintenance varies by unit and by catalyst, but generally is every two to five years. Turnaround costs are deferred and amortized over the period until the next scheduled turnaround. Other repairs and maintenance costs are expensed when incurred. Deferred turnaround and catalyst amortization expense was $136.9 million, $158.4 million and $141.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Environmental Costs	Environmental Costs: Environmental costs are charged to operating expenses if they relate to an existing condition caused by past operations and do not contribute to current or future revenue generation. We have ongoing investigations of environmental matters at various locations and routinely assess our recorded environmental obligations, if any, with respect to such matters. Liabilities are recorded when site restoration and environmental remediation, cleanup and other obligations are either known or considered probable and can be reasonably estimated. Such estimates are undiscounted and require judgment with respect to costs, time frame and extent of required remedial and clean-up activities and are subject to periodic adjustments based on currently available information. Recoveries of environmental costs through insurance, indemnification arrangements or other sources are included in other assets to the extent such recoveries are considered probable.
Contingencies	Contingencies: We are subject to proceedings, lawsuits and other claims related to environmental, labor, product and other matters. We are required to assess the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. We accrue for contingencies when it is probable that a loss has occurred and when the amount of that loss is reasonably estimable. A determination of the amount of reserves required, if any, for these contingencies is made after careful analysis of each individual issue. The required reserves may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.
Foreign Currency Translation
Foreign Currency Translation: Assets and liabilities recorded in foreign currencies are translated into U.S. dollars using exchange rates in effect as of the balance sheet date. Revenue and expense accounts are translated using the weighted-average exchange rates during the period presented. Foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income.

We have intercompany notes that were issued to fund certain of our foreign businesses. Remeasurement adjustments resulting from the conversion of such intercompany financing amounts to functional currencies are recorded as gains or losses as a component of other income (expense) on our consolidated statements of operations. Such adjustments are not recorded to the Lubricants and Specialty Products segment operations, but to Corporate and Other. See Note 20 for additional information on our segments.

Income Taxes
Income Taxes: Provisions for income taxes include deferred taxes resulting from temporary differences in income for financial and tax purposes, using the liability method of accounting for income taxes. The liability method requires the effect of tax rate changes on deferred income taxes to be reflected in the period in which the rate change was enacted. The liability method also requires that deferred tax assets be reduced by a valuation allowance unless it is more likely than not that the assets will be realized. We account for U.S. tax on global intangible low-taxed income in the period in which it is incurred.

Potential interest and penalties related to income tax matters are recognized in income tax expense. We believe we have appropriate support for the income tax positions taken and to be taken on our income tax returns and that our accruals for tax liabilities are adequate for all open years based on an assessment of many factors, including past experience and interpretations of tax law applied to the facts of each matter.

Inventory Repurchase Obligations	Inventory Repurchase Obligations: We periodically enter into same-party sell / buy transactions, whereby we sell certain refined product inventory and subsequently repurchase the inventory in order to facilitate delivery to certain locations. Such sell / buy transactions are accounted for as inventory repurchase obligations under which proceeds received under the initial sell is recognized as inventory repurchase obligations that are subsequently reversed when the inventories are repurchased. For the years ended December 31, 2021, 2020 and 2019, we received proceeds of $43.5 million, $44.9 million and $52.1 million and subsequently repaid $45.4 million, $46.4 million and $49.2 million, respectively, under these sell / buy transactions.
Accounting Pronouncements - Not Yet Adopted
Accounting Pronouncements - Not Yet Adopted

In October 2021, Accounting Standards Update 2021-08, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” was issued requiring that an acquiring entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers.” This standard is effective for fiscal years beginning after December 15, 2022, and early adoption is permitted. We will evaluate the impact of this standard and consider early adoption, if applicable.

Fair Value Measurement
Our financial instruments measured at fair value on a recurring basis consist of derivative instruments and RINs credit obligations.

Fair value measurements are derived using inputs (assumptions that market participants would use in pricing an asset or liability, including assumptions about risk). GAAP categorizes inputs used in fair value measurements into three broad levels as follows:

•(Level 1) Quoted prices in active markets for identical assets or liabilities.
•(Level 2) Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, similar assets and liabilities in markets that are not active or can be corroborated by observable market data.
•(Level 3) Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes valuation techniques that involve significant unobservable inputs.